SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2015
SEGMENT REPORTING
Schedule of segment information

	Thousands of Yen
	2013	2014	2015
Japan
Outside customers	¥3,214,826	¥2,217,334	¥3,105,983
Intersegment*(1)	655,876	624,629	739,796

Total	3,870,702	2,841,963	3,845,779

U.S.
Outside customers	1,271,635	1,746,588	2,784,470
Intersegment*(1)	76,293	59,169	121,546

Total	1,347,928	1,805,757	2,906,016

Other
Outside customers	193,169	207,696	384,007
Intersegment*(1)	8,881	111,728	124,488

Total	202,050	319,424	508,495

Eliminations	(741,050)	(795,526)	(985,830)

Total revenue after eliminations	4,679,630	4,171,618	6,274,460

Adjustments*(2)	32,470	20,950	30,466

Total consolidated revenue	¥4,712,100	¥4,192,568	¥6,304,926

*(1) Intersegment transaction prices and other conditions are determined based on market prices and total costs of transactions.

*(2) These amounts primarily represent the net impact of adjustments arising from differences in timing of the revenue recognition under U.S. GAAP and J GAAP.

Segment Performance Measure:

	Thousands of Yen
	2013	2014	2015
Segment profit (loss)
Japan	¥888,760	¥(378,553)	¥303,149
U.S.	98,747	(100,923)	39,926
Other	(83,774)	(119,140)	(77,006)

Total segment profit after eliminations	903,733	(598,616)	266,069

Adjustments*(3)	1,701	(39,377)	9,353

Total consolidated operating income (loss)	905,434	(637,993)	275,422

Unallocated amounts:
Interest income	1,326	691	1,699
Interest expense	(23,474)	(30,867)	(28,177)
Foreign currency exchange gains	165,664	120,246	200,438
Dividend income	4,500	6,750	9,000
Other-net	(3,055)	(8,030)	(85)

Total consolidated income (loss) before income taxes	¥1,050,395	¥(549,203)	¥458,297

*(3) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition and vacation allowance expenses.

Segment Assets:

	Thousands of Yen
	2014	2015
Segment assets
Japan	¥5,014,488	¥7,622,397
U.S.	1,166,927	2,367,794
Other	403,088	632,699

Eliminations	(1,695,823)	(2,981,224)

Total segment assets after eliminations	4,888,680	7,641,666

Adjustments*(4)	112,143	51,511

Total consolidated assets	¥5,000,823	¥7,693,177

*(4) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, and deferred tax assets.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2013	2014	2015
Capital expenditures
Japan	¥701,997	¥496,451	¥575,196
U.S.	166,461	8,836	89,463
Other	145,508	15,737	24,628

Adjustments	651	—	—

Total consolidated capital expenditures	¥1,014,617	¥521,024	¥689,287

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis.

Other Significant Items:

	Thousands of Yen
	2013	2014	2015
Depreciation and amortization
Japan	¥238,160	¥346,285	¥431,287
U.S.	29,272	49,752	113,768
Other	23,640	41,282	42,703

Total depreciation and amortization	291,072	437,319	587,758

Adjustments	14,919	5,284	1,774

Total consolidated depreciation and amortization	¥305,991	¥442,603	¥589,532

Schedule of revenue by service categories

	Thousands of Yen
	2013	2014	2015
eDiscovery
Review	¥971,701	¥472,074	¥832,492
Other	3,427,735	3,297,799	5,027,090

Total	4,399,436	3,769,873	5,859,582
Investigation	188,685	240,843	299,095
Sales of forensic tools	26,584	62,576	21,926
Forensic training	40,700	28,934	6,325
Other	56,695	90,342	117,998

Total revenue	¥4,712,100	¥4,192,568	¥6,304,926